COMMITMENTS AND CONTINGENCIES - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 24, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments [Line Items]
Contractual capital commitments		$ 58,300	$ 73,800
Royalty payments		2,145	0	$ 0
Novartis
Commitments [Line Items]
Contractual capital commitments	$ 180,000
Milestone payment amount	20,500
Milestone payments during period		$ 10,400
Net sales threshold limit to reach capital commitments	500,000
First milestone payment amount	5,000
First net sales milestone amount	$ 50,000
Royalty fees over net sales (percentage)		18.00%
Royalty fees, amount of net sales to be exceeded		$ 300,000
Royalty fees, payment term		10 years
Minimum royalty liability, percentage		12.00%
Minimum royalty liability applicable sales limit		$ 150,000
Royalty payments		2,100	$ 0	$ 0
Within one year
Commitments [Line Items]
Contractual capital commitments		21,900
2024 and after
Commitments [Line Items]
Contractual capital commitments		$ 36,400